SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassification of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance, net	$ 1,357	$ (1,691)
Other comprehensive income before reclassifications, net	14,387	3,228
Amounts reclassified from accumulated other comprehensive income, net	(6,338)	(180)
Total accumulated other comprehensive income, net	9,406	1,357
Unrealized gains (losses) on marketable securities [Member]
Beginning Balance, net	852	(315)
Other comprehensive income before reclassifications, net	2,962	1,201
Amounts reclassified from accumulated other comprehensive income, net	(46)	(34)
Total accumulated other comprehensive income, net	3,768	852
Unrealized gains (losses) on cash flow hedges [Member]
Beginning Balance, net	505	(1,376)
Other comprehensive income before reclassifications, net	11,425	2,027
Amounts reclassified from accumulated other comprehensive income, net	(6,292)	(146)
Total accumulated other comprehensive income, net	$ 5,638	$ 505